Related-Party and Party-In-Interest Transactions (Details) - EBP 008 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	$ 2,414,720,784	$ 2,123,242,938
Dividends	$ 12,674,689	$ 13,447,688
The Campbell's Company common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	1,714,164	1,921,794
Total sales at market value	$ 12,150,478	$ 13,907,974
Total investments	47,773,751	$ 80,484,733
Dividends	2,874,872
Dividend reinvestment	$ 2,655,141